Summary of Significant Accounting Policies - Schedule of Changes in Deferred Contact Costs (Details) - JPY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Schedule of Changes in Deferred Contact Costs [Abstract]
Beginning balance	¥ 176,264	¥ 27,628
Capitalization of costs	8,530	170,764
Amortization	(50,600)	(22,128)
Ending Balance	¥ 134,194	¥ 176,264